FAIR VALUE OF ASSETS AND LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Capitalized mortgage servicing rights
Moving average term of U.S. Treasury rate used to estimate the discount rate in order to determine the fair value of servicing rights	10 years
Percentage added to the moving average 10-year U.S. Treasury rate to estimate the discount rate used to determine the fair value of servicing rights	5.00%
Short-term FHLB advances
Maturity period of short-term FHLB advances	90 days
Assets measured at fair value on a recurring basis
Securities available for sale	$ 8,184	$ 4,174
Government-sponsored enterprise obligations
Assets measured at fair value on a recurring basis
Securities available for sale		503
Residential mortgage-backed securities
Assets measured at fair value on a recurring basis
Securities available for sale	8,184	3,671
Level 2
Assets measured at fair value on a recurring basis
Securities available for sale	8,184	4,174
Total Assets at Fair Value
Assets measured at fair value on a recurring basis
Securities available for sale	8,184	4,174
Recurring basis | Level 2
Assets measured at fair value on a recurring basis
Securities available for sale		4,174
Recurring basis | Level 2 | Government-sponsored enterprise obligations
Assets measured at fair value on a recurring basis
Securities available for sale		503
Recurring basis | Level 2 | Residential mortgage-backed securities
Assets measured at fair value on a recurring basis
Securities available for sale	8,184	3,671
Recurring basis | Total Assets at Fair Value
Assets measured at fair value on a recurring basis
Securities available for sale		4,174
Recurring basis | Total Assets at Fair Value | Government-sponsored enterprise obligations
Assets measured at fair value on a recurring basis
Securities available for sale		503
Recurring basis | Total Assets at Fair Value | Residential mortgage-backed securities
Assets measured at fair value on a recurring basis
Securities available for sale	$ 8,184	$ 3,671